Financial instruments (Q1)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Financial instruments [Abstract]
Financial instruments
10.	Financial instruments
As at October 31, 2024, the Company’s financial instruments consist of cash, GST receivable, accounts payable and accrued liabilities, convertible debentures, mandatory convertible debentures, warrant liabilities and derivative liabilities. The Company classifies cash and GST receivable as financial assets held at amortized cost. The Company’s mandatory convertible debentures and warrant liabilities are carried at FVPTL. The Company classifies accounts payable and accrued liabilities as financial liabilities which are held at amortized cost. The Company’s convertible debentures are hybrid instruments where the debt host component is held at amortized cost and the embedded derivative is measured at FVTPL.
The Company’s derivative liabilities are level 3 financial instruments and its warrant liabilities are Level 2 instruments. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The unobservable inputs used for valuation of the mandatory convertible debentures and derivative liabilities included volatility and probability of De-SPAC transaction. Any significant changes in unobservable inputs could result in significantly lower or higher fair value measurements.
The risk exposure arising from these financial instruments is summarized as follows:
(a)	Credit risk
The Company’s financial assets are cash and GST receivable. The Company’s maximum exposure to credit risk, as at period end, is the carrying value of its financial assets, being $108,941. The Company holds its cash with a major financial institution and with a publicly traded payment processing company therefore minimizing the Company’s credit risk.
(b)	Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining adequate cash balances and by raising equity financings. The Company has no assurance that such financings will be available on favorable terms. In general, the Company attempts to avoid exposure to liquidity risk by obtaining corporate financing through the issuance of shares.
As at October 31, 2024, the Company had cash of $13,385 to settle the contractual obligation of current liabilities of $9,384,359 which fall due for payment within twelve months of the statement of financial position. All of the Company’s contractual obligations are current and due within one year.
(c)	Market risk
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or value of its holdings or financial instruments. At October 31, 2024, the Company has minimal exposure to these risks.

10.	Financial instruments
As at July 31, 2024, the Company’s financial instruments consist of cash, GST receivable accounts payable and accrued liabilities, convertible debentures, mandatory convertible debentures and derivatives liabilities. The Company classifies cash and GST receivable as financial assets held at amortized cost. The Company classifies accounts payable and accrued liabilities as financial liabilities which are held at amortized cost. The Company’s mandatory convertible debentures are carried at FVTPL. The Company’s convertible debentures are hybrid instruments where the debt host component is held at amortized cost and the embedded derivative is measured at FVTPL.
The Company’s mandatory convertible debentures and derivative liabilities are level 3 financial instruments. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The unobservable inputs used for valuation of the mandatory convertible debentures and derivative liabilities included volatility and probability of De-SPAC transaction. Any significant changes in unobservable inputs could result in significantly lower or higher fair value measurements.
The risk exposure arising from these financial instruments is summarized as follows:
(a)	Credit risk
The Company’s financial assets are cash and GST receivable. The Company’s maximum exposure to credit risk, as at period end, is the carrying value of its financial assets, being $106,764. The Company holds its cash with a major financial institution and with a publicly traded payment processing company therefore minimizing the Company’s credit risk.
(b)	Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining adequate cash balances and by raising equity financings. The Company has no assurance that such financings will be available on favorable terms. In general, the Company attempts to avoid exposure to liquidity risk by obtaining corporate financing through the issuance of shares.
As at July 31, 2024, the Company had cash of $21,106 to settle the contractual obligation of current liabilities of $7,595,974 which fall due for payment within twelve months of the statement of financial position. All of the Company’s contractual obligations are current and due within one year.
(c)	Market risk
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or value of its holdings or financial instruments. At July 31, 2024, the Company has cash of $20,466 denominated in US dollars that is exposed to foreign exchange risk. A 10% strengthening or weakening in the Canadian dollar against the US dollar with all other variables held constant would have an unfavorable or favorable impact of approximately $2,800.